VESSELS UNDER CAPITAL LEASE, NET 4 (Details) (USD $) In Millions, unless otherwise specified	Jul. 31, 2011
Capital leases [Abstract]
Outstanding lease obligation settled in full from termination of lease agreement between Holyrood Shipping Plc and Dresdner Kleinwort Leasing	$ 75.7